Net loss Per Share	6 Months Ended
Jun. 30, 2024
Net loss per Share [Abstract]
NET LOSS PER SHARE
NOTE 6:-	NET LOSS PER SHARE

The following table presents the computation of basic and diluted net loss per share:

	Six months ended June 30,
	2024	2023
Basic net earnings (loss) per ordinary share:
Numerator:
Allocation of undistributed earnings	$131,797	$(2,264,027)
Denominator:
Weighted average number of shares	7,878,501	7,938,525
Basic earnings (loss) per ordinary share	$0.02	$(0.29)

Diluted net earnings (loss) per ordinary share:
Numerator:
Allocation of undistributed earnings	$131,797	$(2,264,027)

Denominator:
Number of shares used in basic calculation	7,878,501	7,938,525
Effect of dilutive securities:
Weighted average effect of dilutive securities	67,823	-
Denominator for diluted earnings per ordinary share	7,946,324	7,938,525
Diluted earnings (loss) per ordinary share	$0.02	$(0.29)

*	After deduction of the weighted number of shares resulting from the purchase of treasury shares

The total weighted average number of shares related to outstanding options that have been excluded from the computation of diluted net loss per Ordinary Share due to their antidilutive effect was 15,515,579 and 5,681,287 for the six months ended June 30, 2024 and 2023, respectively.